Annual Total Returns - Franklin Income VIP Fund [BarChart] - FTVIP Class 4-61 - Franklin Income VIP Fund - Class 4	May 01, 2021
Bar Chart Table:
Annual Return 2011	2.29%
Annual Return 2012	12.56%
Annual Return 2013	13.85%
Annual Return 2014	4.52%
Annual Return 2015	(7.15%)
Annual Return 2016	13.87%
Annual Return 2017	9.55%
Annual Return 2018	(4.42%)
Annual Return 2019	16.05%
Annual Return 2020	0.58%